Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (99%)
Argentina (USD) (1%
)
160,000 Empresa Distribuidora de Electricidad de
Mendoza SA 144A, 9.75%, 7/28/31 (a) $ 150
135,000 Telecom Argentina SA 144A, 9.25%,
5/28/33 (a) 140
270,000 Telecom Argentina SA 144A, 9.50%,
7/18/31 (a) 287
210,000 Vista Energy Argentina SAU 144A, 8.50%,
6/10/33 (a) 216
793
Austria (USD) (1%
)
220,000 BRF GmbH 144A, 4.35%, 9/29/26 (a) 219
455,000 LD Celulose International GmbH 144A,
7.95%, 1/26/32 (a) 476
200,000 Suzano Austria GmbH 144A, 5.75%,
7/14/26 (a) 202
897
Bahamas (USD) (1%
)
1,050,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 992
Bermuda (USD) (2%
)
300,000 CBQ Finance Ltd. , 2.00%, 9/15/25 (b) 299
200,000 Geopark Ltd. 144A, 8.75%, 1/31/30 (a) 173
500,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a)(c) 501
260,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 248
200,000 Tengizchevroil Finance Co. International Ltd.
144A, 3.25%, 8/15/30 (a) 182
1,403
Brazil (BRL) (1%
)
2,700,000 Brazil Letras do Tesouro Nacional , 14.20%,
7/01/26 BRL (d)(e) 425
2,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (e) 386
811
Brazil (USD) (1%
)
365,000 BRF SA 144A, 5.75%, 9/21/50 (a) 301
648,344 Samarco Mineracao SA 144A, 9.50%,
6/30/31 (a) 642
943
Canada (USD) (3%
)
200,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (a) 206
200,000 Bank of Montreal 6, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.976%), 6.88%, 11/26/85 (f) 201
200,000 Canadian Imperial Bank of Commerce , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.000%), 7.00%, 10/28/85 (f) 202
200,000 First Quantum Minerals Ltd. 144A, 8.00%,
3/01/33 (a) 206
985,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) 1,027
400,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (a) 410
2,252
Cayman Islands (USD) (10%
)
200,000 Alibaba Group Holding Ltd. , 3.40%, 12/06/27  196
200,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a) 205
Principal
or Shares Security Description
Value
(000)
355,000 Banco Nacional de Comercio Exterior SNC
144A, 5.88%, 5/07/30 (a) $ 362
307,071 Bioceanico Sovereign Certificate Ltd. 144A,
2.81%, 6/05/34 (a)(d) 244
200,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 206
600,000 Country Garden Holdings Co. Ltd. , 3.30%,
1/12/31 (b)(g) 54
200,000 Country Garden Holdings Co. Ltd. , 5.13%,
1/14/27 (b)(g) 18
410,000 CSN Inova Ventures 144A, 6.75%, 1/28/28 (a) 391
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75%,
2/07/26 (b) 202
200,000 DP World Crescent Ltd. 144A, 4.85%,
9/26/28 (a) 201
595,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (b)(f)(h) 594
500,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 498
120,000 Gol Finance Inc. 144A, 14.38%, 6/06/30 (a) 117
635,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 644
200,000 Kaisa Group Holdings Ltd. , 11.50%,
1/30/23 (b)(g) 9
360,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 384
190,851 Lima Metro Line 2 Finance Ltd. 144A, 5.88%,
7/05/34 (a) 195
600,000 MAF Global Securities Ltd. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893%), 7.88% (b)(f)(h) 620
200,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 192
200,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 206
225,000 Montego Bay Airport Revenue Finance Ltd.
144A, 6.60%, 6/15/35 (a)(c) 225
250,000 QNB Finance Ltd. , 2.75%, 2/12/27 (b) 243
240,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 240
255,000 Sands China Ltd. , 3.80%, 1/08/26  254
270,000 Sands China Ltd. , 5.40%, 8/08/28  274
400,000 Saudi Electricity Sukuk Programme Co. ,
5.23%, 2/18/30 (b) 408
176,237 Shimao Group Holdings Ltd. 144A, 0.00%,
7/21/26 (a)(d) 13
64,824 Shimao Group Holdings Ltd. 144A, 5.00%,
7/21/31 (a) 5
270,000 Vale Overseas Ltd. , 6.40%, 6/28/54  265
230,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) 228
7,693
Chile (USD) (7%
)
605,000 AES Andes SA 144A, 6.30%, 3/15/29 (a) 627
200,000 AES Andes SA 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.835%), 8.15%, 6/10/55 (a)(f) 210
622,469 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 469
205,000 Banco de Credito e Inversiones SA 144A,
3.50%, 10/12/27 (a) 201
240,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(f)(h) 258
255,000 Celulosa Arauco y Constitucion SA 144A,
6.18%, 5/05/32 (a) 262

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
867,010 Chile Electricity PEC SpA 144A, 5.18%,
1/25/28 (a)(d) $ 768
425,000 Colbun SA 144A, 3.95%, 10/11/27 (a)(c) 420
405,000 Corp. Nacional del Cobre de Chile 144A,
3.63%, 8/01/27 (a) 398
200,000 Engie Energia Chile SA 144A, 6.38%,
4/17/34 (a) 210
280,000 Sociedad de Transmision Austral SA 144A,
4.00%, 1/27/32 (a) 262
220,000 Sociedad Quimica y Minera de Chile SA 144A,
5.50%, 9/10/34 (a) 215
600,000 Sociedad Quimica y Minera de Chile SA 144A,
6.50%, 11/07/33 (a) 633
400,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 367
200,000 VTR Comunicaciones SpA 144A, 5.13%,
1/15/28 (a) 192
5,492
Colombia (USD) (3%
)
200,000 Banco Davivienda SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.588%), 8.13%, 7/02/35 (a)(f) 204
310,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 275
160,000 Ecopetrol SA , 8.38%, 1/19/36  158
200,000 Ecopetrol SA , 8.88%, 1/13/33  210
200,000 Grupo Nutresa SA 144A, 8.00%, 5/12/30 (a) 211
585,000 Oleoducto Central SA 144A, 4.00%,
7/14/27 (a) 571
200,000 SURA Asset Management SA 144A, 6.35%,
5/13/32 (a) 211
400,000 Transportadora de Gas Internacional SA ESP
144A, 5.55%, 11/01/28 (a) 405
2,245
Czech Republic (EUR) (0%
)
150,000 Energo-Pro AS 144A, 8.00%, 5/27/30 EUR (a)
(e) 181
Czech Republic (USD) (0%
)
200,000 Czechoslovak Group AS 144A, 6.50%,
1/10/31 (a) 203
Hong Kong (USD) (0%
)
200,000 Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a) 215
Hungary (HUF) (1%
)
387,000,000 Hungary Government Bond Series 34/A,
2.25%, 6/22/34 HUF (e) 764
India (USD) (5%
)
197,723 Continuum Green Energy India Pvt./Co.-Issuers
144A, 7.50%, 6/26/33 (a) 204
200,000 ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a) 199
200,000 Manappuram Finance Ltd. , 7.38%, 5/12/28 (b) 205
455,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 466
460,000 Power Finance Corp. Ltd. , 4.50%, 6/18/29 (b) 456
200,000 REC Ltd. 144A, 5.63%, 4/11/28 (a) 204
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 176
250,000 Reliance Industries Ltd. 144A, 3.67%,
11/30/27 (a) 245
593,712 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 580
Principal
or Shares Security Description
Value
(000)
220,000 Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a) $ 222
480,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 490
200,000 State Bank of India , 4.88%, 5/05/28 (b) 201
200,000 Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd.
144A, 5.90%, 2/28/34 (a)(c) 206
3,854
Indonesia (IDR) (1%
)
6,100,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (e) 381
Indonesia (USD) (1%
)
220,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (b) 204
197,460 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 200
404
Ireland (USD) (1%
)
200,000 Aragvi Finance International DAC 144A,
11.13%, 11/20/29 (a)(c) 201
200,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (a) 210
411
Isle of Man (USD) (1%
)
485,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  498
395,000 Gohl Capital Ltd. , 4.25%, 1/24/27 (b) 392
890
Israel (USD) (0%
)
295,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b) 292
Jamaica (USD) (0%
)
200,000 NCB Financial Group Ltd. 144A, 11.00%,
7/31/30 (a) 199
Japan (USD) (1%
)
200,000 Nissan Motor Co. Ltd. 144A, 7.50%,
7/17/30 (a) 206
200,000 Rakuten Group Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.250%), 8.13% (a)(f)(h) 199
405
Jersey (USD) (0%
)
200,000 Africell Holding Ltd. 144A, 10.50%,
10/23/29 (a)(c) 196
Luxembourg (USD) (5%
)
200,000 Adecoagro SA 144A, 7.50%, 7/29/32 (a) 201
214,763 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 16
215,051 Chile Electricity Lux Mpc II Sarl 144A, 5.58%,
10/20/35 (a) 217
350,000 Consolidated Energy Finance SA 144A,
12.00%, 2/15/31 (a)(c) 329
200,000 EIG Pearl Holdings Sarl , 4.39%, 11/30/46 (b) 159
200,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 205
607,000 JBS USA Holding Lux Sarl/JBS USA Food Co./
JBS Lux Co. Sarl , 5.75%, 4/01/33  623
290,000 MHP Lux SA 144A, 6.95%, 4/03/26 (a) 273
245,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 226
315,000 Millicom International Cellular SA 144A,
5.13%, 1/15/28 (a) 313

Principal
or Shares Security Description
Value
(000)
510,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) $ 457
285,000 Raizen Fuels Finance SA 144A, 6.45%,
3/05/34 (a) 283
200,000 Raizen Fuels Finance SA 144A, 6.70%,
2/25/37 (a) 195
275,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 287
435,317 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 415
107,889 Unigel Luxembourg SA 144A, 11.00%,
12/31/28 (a) 24
4,223
Malaysia (USD) (0%
)
200,000 GENM Capital Labuan Ltd. 144A, 3.88%,
4/19/31 (a) 182
Mauritius (USD) (1%
)
600,000 Diamond II Ltd. 144A, 7.95%, 7/28/26 (a) 605
159,500 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 151
207,350 Greenko Power II Ltd. , 4.30%, 12/13/28 (b) 197
200,000 MTN Mauritius Investments Ltd. 144A,
6.50%, 10/13/26 (a) 202
1,155
Mexico (MXN) (1%
)
7,500,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (e) 401
Mexico (USD) (11%
)
245,000 America Movil SAB de CV , 3.63%, 4/22/29  237
200,000 America Movil SAB de CV , 4.70%, 7/21/32  198
320,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(f)(h) 313
300,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.072%), 8.38% (a)(f)(h) 307
390,000 Banco Nacional de Comercio Exterior SNC
144A, 4.38%, 10/14/25 (a) 391
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995%), 7.53%,
10/01/28 (a)(f) 851
335,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650%), 5.13%,
1/18/33 (a)(c)(f) 323
200,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(f)(h) 204
200,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) 194
440,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 361
189,500 Cometa Energia SA de CV 144A, 6.38%,
4/24/35 (a) 196
250,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 252
200,000 El Puerto de Liverpool SAB de CV 144A,
6.26%, 1/22/32 (a) 208
Principal
or Shares Security Description
Value
(000)
536,957 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) $ 527
609,162 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 624
230,000 Industrias Penoles SAB de CV 144A, 5.65%,
9/12/49 (a) 204
280,000 Infraestructura Energetica Nova SAPI de CV
144A, 4.75%, 1/15/51 (a) 206
420,000 Kimberly-Clark de Mexico SAB de CV 144A,
2.43%, 7/01/31 (a) 378
385,000 Mexico City Airport Trust 144A, 4.25%,
10/31/26 (a) 377
200,000 Mexico City Airport Trust 144A, 5.50%,
10/31/46 (a) 170
255,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 212
153,605 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a) 154
200,000 Minera Mexico SA de CV 144A, 5.63%,
2/12/32 (a) 203
295,000 Orbia Advance Corp. SAB de CV 144A, 6.80%,
5/13/30 (a) 301
270,000 Orbia Advance Corp. SAB de CV 144A, 7.50%,
5/13/35 (a) 278
220,000 Petroleos Mexicanos , 6.63%, 6/15/38  182
610,000 Petroleos Mexicanos , 6.70%, 2/16/32  582
420,000 Sitios Latinoamerica SAB de CV 144A, 6.00%,
11/25/29 (a) 431
215,000 Total Play Telecomunicaciones SA de CV 144A,
11.13%, 12/31/32 (a)(c) 208
9,072
Morocco (USD) (1%
)
200,000 OCP SA 144A, 6.10%, 4/30/30 (a) 203
200,000 OCP SA 144A, 6.70%, 3/01/36 (a) 203
406
Netherlands (USD) (5%
)
1,455,000 Braskem Netherlands Finance BV 144A,
5.88%, 1/31/50 (a) 867
215,000 Braskem Netherlands Finance BV 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 8.220%), 8.50%, 1/23/81 (a)(f) 178
205,000 MEGlobal BV 144A, 2.63%, 4/28/28 (a) 194
398,647 Minejesa Capital BV 144A, 4.63%, 8/10/30 (a) 395
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 279
500,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 388
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75%, 3/01/28  305
131,402 Unigel Netherlands Holding Corp. BV 144A,
15.00%, 12/31/44 (a) 4
200,000 Yinson Bergenia Production BV 144A, 8.50%,
1/31/45 (a) 207
794,683 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) 858
3,675
Panama (USD) (1%
)
620,000 Aeropuerto Internacional de Tocumen SA
144A, 4.00%, 8/11/41 (a) 479
243,333 UEP Penonome II SA 144A, 6.50%,
10/01/38 (a) 216
695

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Peru (PEN) (1%
)
1,400,000 Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(e) $ 395
Peru (USD) (4%
)
200,000 Banco BBVA Peru SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.002%), 6.20%, 6/07/34 (a)(f) 207
260,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.240%), 5.80%, 3/10/35 (a)(f) 261
195,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.486%), 6.45%, 7/30/35 (a)(f) 201
550,000 Banco Internacional del Peru SAA Interbank
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.067%), 6.40%,
4/30/35 (a)(f) 564
200,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 205
200,000 Consorcio Transmantaro SA 144A, 4.70%,
4/16/34 (a) 195
200,000 Corp. Financiera de Desarrollo SA 144A,
5.50%, 5/06/30 (a) 203
395,000 Kallpa Generacion SA 144A, 4.13%,
8/16/27 (a) 391
420,000 Niagara Energy SAC 144A, 5.75%,
10/03/34 (a) 421
420,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 438
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A, 3.75%, 8/02/28 (a)(c) 190
200,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(f) 204
198,000 Transportadora de Gas del Peru SA 144A,
4.25%, 4/30/28 (a) 196
3,676
Saudi Arabia (USD) (0%
)
420,000 Saudi Arabian Oil Co. 144A, 5.88%,
7/17/64 (a) 391
Singapore (USD) (2%
)
200,000 Boroo Investments Pte Ltd. 144A, 9.50%,
8/07/32 (a) 198
950,000 Continuum Energy Aura Pte Ltd. 144A,
9.50%, 2/24/27 (a) 980
315,000 Medco Cypress Tree Pte Ltd. 144A, 8.63%,
5/19/30 (a) 329
200,000 ONGC Videsh Vankorneft Pte Ltd. , 3.75%,
7/27/26 (b) 198
1,705
South Africa (ZAR) (1%
)
6,900,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (e) 376
South Korea (USD) (1%
)
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 179
200,000 SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)(c) 217
396
Spain (USD) (1%
)
292,499 AI Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 294
Principal
or Shares Security Description
Value
(000)
200,000 EnfraGen Energia Sur SAU/ EnfraGen Chile
SpA/ EnfraGen Spain SAU 144A, 8.50%,
6/30/32 (a) $ 204
498
Sri Lanka (USD) (0%
)
55,898 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 50
50,798 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 42
23,805 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) 20
47,630 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) 40
27,017 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 26
178
Supranational (USD) (0%
)
200,000 Digicel International Finance Ltd./Difl U.S.
LLC 144A, 8.63%, 8/01/32 (a) 202
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 187
389
Trinidad and Tobago (USD) (0%
)
200,000 Trinidad Generation UnLtd 144A, 7.75%,
6/16/33 (a) 206
Turkey (USD) (3%
)
200,000 Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
144A, 10.75%, 5/21/30 (a) 204
1,000,000 GDZ Elektrik Dagitim AS 144A, 9.00%,
10/15/29 (a) 972
455,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 463
200,000 Limak Yenilenebilir Enerji AS 144A, 9.63%,
8/12/30 (a) 200
200,000 Turkiye Garanti Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.090%), 8.38%, 2/28/34 (a)(f) 205
245,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(f)(h) 257
370,000 Zorlu Enerji Elektrik Uretim AS 144A,
11.00%, 4/23/30 (a) 359
2,660
Ukraine (USD) (0%
)
46,511 Ukraine Government International Bond 144A,
1.75%, 2/01/34 (a) 24
36,175 Ukraine Government International Bond 144A,
1.75%, 2/01/35 (a) 18
310,672 Ukraine Government International Bond 144A,
1.75%, 2/01/36 (a) 154
14,858 Ukraine Government International Bond 144A,
9.97%, 2/01/36 (a)(d) 7
17,829 Ukraine Government International Bond 144A,
9.99%, 2/01/35 (a)(d) 8
21,097 Ukraine Government International Bond 144A,
13.24%, 2/01/34 (a)(d) 8
5,646 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(d) 3
222

Principal
or Shares Security Description
Value
(000)
United Arab Emirates (USD) (4%
)
200,000 Abu Dhabi Future Energy Co Pjsc Masdar ,
4.88%, 7/25/29 (b) $ 203
200,000 Abu Dhabi National Energy Co. PJSC 144A,
4.75%, 3/09/37 (a) 193
812,240 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 808
200,000 Axian Telecom Holding & Management PLC
144A, 7.25%, 7/11/30 (a) 201
200,000 DP World Ltd. 144A, 5.63%, 9/25/48 (a) 189
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 265
315,000 MDGH GMTN RSC Ltd. 144A, 4.50%,
11/07/28 (a) 317
200,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 183
200,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.403%), 6.38% (a)(f)(h) 203
285,894 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 236
2,798
United Kingdom (USD) (3%
)
315,000 Anglo American Capital PLC 144A, 4.75%,
4/10/27 (a) 316
200,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 204
200,000 Antofagasta PLC 144A, 6.25%, 5/02/34 (a) 209
295,000 Avianca Midco 2 PLC 144A, 9.63%,
2/14/30 (a) 275
200,000 HSBC Holdings PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.987%), 7.05% (f)(h) 204
200,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 178
233,512 NAK Naftogaz Ukraine via Kondor Finance
PLC 144A, 7.63%, 11/08/28 (a) 183
200,000 Vedanta Resources Finance II PLC 144A,
9.85%, 4/24/33 (a) 201
270,000 Vedanta Resources Finance II PLC 144A,
10.25%, 6/03/28 (a)(c) 279
200,000 WE Soda Investments Holding PLC 144A,
9.50%, 10/06/28 (a) 209
2,258
United States (EGP) (1%
)
20,990,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(d)(e) 372
11,815,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(d)(e) 210
582
United States (EUR) (0%
)
225,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(e) 263
United States (USD) (10%
)
130,000 1301 Trust 2025-1301, 6.43%, 8/11/30 (i) 130
425,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (f)(h) 414
200,000 Azul Secured Finance LLP Term Loan DD 1L,
2/27/26 (j) 205
230,000 Azul Secured Finance LLP , 11.93%, 8/28/28 (g) 50
Principal
or Shares Security Description
Value
(000)
532,180 BBFI Liquidating Trust 144A, 6.29%,
12/30/99 (a)(d) $ 5
200,000 BX Commercial Mortgage Trust 2025-
BCAT 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.650%), 7.00%, 8/15/42 (a)
(f) 200
200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.05%, 7/15/44 (a)(f) 201
200,000 Citigroup Inc. GG, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.890%), 6.88% (f)(h) 202
200,000 COMM Mortgage Trust 2025-SBX 144A,
5.73%, 8/10/41 (a)(i) 200
360,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 359
35,000 EW Scripps Co. 144A, 9.88%, 8/15/30 (a) 35
200,000 General Motors Financial Co. Inc. , 5.00%,
7/15/27 (c) 201
200,000 Hanwha Futureproof Corp. 144A, 4.75%,
4/30/28 (a) 202
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 786
100,000 JB Poindexter & Co. Inc. 144A, 8.75%,
12/15/31 (a) 102
325,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 340
200,000 Kraton Corp. 144A, 5.00%, 7/15/27 (a) 202
250,000 Las Vegas Sands Corp. , 5.63%, 6/15/28  254
500,000 Macy's Retail Holdings LLC 144A, 7.38%,
8/01/33 (a) 502
200,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 201
99,167 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 97
99,250 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 3.26%, 1/20/51 (a) 87
200,000 Resorts World Las Vegas LLC/RWLV Capital
Inc. 144A, 8.45%, 7/27/30 (a) 199
430,000 Saks Global Enterprises LLC 144A, 11.00%,
12/15/29 (a) 99
32,100 Santander Bank Auto Credit-Linked Notes
2023-A 144A, 10.07%, 6/15/33 (a) 32
315,634 Santander Drive Auto Receivables Trust 2023-
S1 144A, 10.40%, 4/18/28 (a) 316
16 Santander Drive Auto Receivables Trust 2024-
S2 , 5.80%, 12/16/28 (d) 286
400,000 Sasol Financing USA LLC , 4.38%, 9/18/26  397
400,000 Sasol Financing USA LLC , 4.50%, 11/08/27 (b) 372
300,000 SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a) 293
240,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 235
298,000 Terraform Global Operating LP 144A, 6.13%,
3/01/26 (a) 297
200,000 Univision Communications Inc. 144A, 9.38%,
8/01/32 (a) 208
115,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (a) 125
625,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 614

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
79,126 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.31%, 6/27/29 (j) $ 80
8,528
Uzbekistan (USD) (1%
)
200,000 Navoi Mining & Metallurgical Combinat 144A,
6.70%, 10/17/28 (a) 205
335,000 Navoi Mining & Metallurgical Combinat 144A,
6.75%, 5/14/30 (a) 344
200,000 Navoiyuran State Enterprise 144A, 6.70%,
7/02/30 (a) 198
747
Virgin Islands (British) (USD) (1%
)
995,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 968
Total Bond
(Cost - $79,212) 78,961
Stock (0%)
Common Stock (0%
)
355 Stichting Administratiekant Npv ADR (k)
(Cost - $–)
–
Preferred Stock (0%
)
8,000 Wintrust Financial Corp.,  7.88% (f)(h)
(Cost - $200)
209
Total Stock
(Cost - $200) 209
Principal
or Shares Security Description
Value
(000)
Investment Company (3%)
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $22) $ 3
Total Investments (Cost - $82,091)  (102%)
81,830
Liabilities in excess of Other Assets ( -2% )
(1,887)
Net Assets (100%)
$ 79,943
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $1,508 and the total market value of the collateral held by the Fund is $1,564. Amounts in 000s.
(d) Yield to maturity at time of purchase.
(e) Principal in foreign currency.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) Perpetual security with no stated maturity date.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(k) Non-income producing
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Citibank, N.A. $ 3,000 08/20/2025 $ 3 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 401
COP  1,626,000 BNP PARIBAS 08/13/2025 $ 14
USD 401
ZAR  7,100 BNP PARIBAS 08/15/2025 12
USD 842
EUR  720 HSBC Bank USA, N.A. 09/17/2025 18
USD 417
MXN  7,850 HSBC Bank USA, N.A. 09/22/2025 3
47

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 15 Sep-25 $ 1,623 $ 8 $ 8
U.S. Ultra Bond Future 7 Sep-25 821 28 28
a a
36
Short Contracts:
U.S. 10-Year Ultra Future 3 Sep-25 (339) (4) (4)
U.S. Treasury 10-Year Note Future 11 Sep-25 (1,222) (10) (10)
a a
(14)
Total Futures
$22
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Petroleos Mexicanos), Pay
1.000% Quarterly, Receive upon credit default 06/20/2030 USD 470 $(48) $(54) $6
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
2-Year  Interest Rate Swap, Receive Fixed 9.150% Monthly,
Pay Variable 8.050% (MXIBTIEF) 28 days 11/19/2026 MXN 17,380 $19 $– $19